Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,005,558.43
Total Fee Amount	6,177.49
Total Offset Amount	0.00
Net Fee	$ 6,177.49
Offering Table N/A
Offset Table N/A	N/A